United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2019

Date of Reporting Period: Quarter ended 02/28/2019

Item 1.	Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
February 28, 2019 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
	[1]	AGENCY RISK TRANSFER SECURITIES—0.3%
		Structured Product (ABS)—0.3%
$6,480,000		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 5.089% (1-month USLIBOR +2.600%), 5/25/2024	$6,807,346
8,263,452		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 5.489% (1-month USLIBOR +3.000%), 7/25/2024	8,797,341
3,613,002		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 4.689% (1-month USLIBOR +2.200%), 2/25/2024	3,675,192
1,820,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 6.989% (1-month USLIBOR +4.500%), 2/25/2024	2,041,418
931,418		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 4.139% (1-month USLIBOR +1.650%), 4/25/2024	937,969
2,730,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 6.089% (1-month USLIBOR +3.600%), 4/25/2024	2,944,892
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $22,425,898)	25,204,158
		CORPORATE BONDS—34.5%
		Basic Industry - Chemicals—0.2%
2,653,000		Albemarle Corp., 4.150%, 12/1/2024	2,693,305
1,000,000		Dow Chemical Co., 4.250%, 11/15/2020	1,016,691
3,670,000		Incitec Pivot Finance LLC, Company Guarantee, 144A, 6.000%, 12/10/2019	3,740,200
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	9,647,907
		TOTAL	17,098,103
		Basic Industry - Metals & Mining—0.7%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	4,637,479
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,521,158
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	6,904,980
4,380,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	4,447,233
3,430,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	3,455,772
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,547,933
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	7,872,946
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,199,653
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	2,541,789
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	2,120,946
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,305,801
9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2020	10,230,964
		TOTAL	51,786,654
		Basic Industry - Paper—0.3%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	2,852,909
14,500,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	12,996,503
3,550,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	3,517,167
5,100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	5,218,818
		TOTAL	24,585,397
		Capital Goods - Aerospace & Defense—0.9%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	8,826,913
500,000		Arconic, Inc., 5.870%, 2/23/2022	524,375
7,540,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 4/15/2021	7,783,856
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	7,461,553
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	5,856,180
4,397,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	4,732,315
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	3,661,875
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,235,138
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	3,893,065

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	$7,427,942
5,400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	5,309,011
7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	7,099,375
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.418% (3-month USLIBOR +1.735%), 2/15/2042	1,405,095
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,775,470
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,059,595
		TOTAL	75,051,758
		Capital Goods - Building Materials—0.1%
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	4,698,620
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	4,877,517
1,670,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,733,862
		TOTAL	11,309,999
		Capital Goods - Construction Machinery—0.1%
7,475,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	6,932,880
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	76,838
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	499,154
		TOTAL	7,508,872
		Capital Goods - Diversified Manufacturing—0.9%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,060,878
9,700,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	9,456,109
144,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	164,946
350,000		General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	366,227
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	216,348
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,066,943
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	2,596,330
1,745,000	[1]	General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 3.587% (3-month USLIBOR +0.800%), 4/15/2020	1,743,208
544,000		General Electric Capital Corp., Sub. Note, 5.300%, 2/11/2021	559,842
2,000,000		Hutchison Whampoa International Ltd., 144A, 7.625%, 4/9/2019	2,010,590
8,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	7,881,850
7,800,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	7,556,054
4,550,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 4.100%, 3/1/2047	4,453,846
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	1,906,608
14,000,000		Siemens Financieringsmat, Sr. Unsecd. Note, 144A, 3.400%, 3/16/2027	13,844,177
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,483,856
1,000,000		United Technologies Corp., Sr. Unsecd. Note, 4.500%, 4/15/2020	1,017,051
3,900,000		Valmont Industries, Inc., 5.250%, 10/1/2054	3,482,066
6,365,000		Wabtec Corp., Sr. Unsecd. Note, 3.450%, 11/15/2026	5,701,138
		TOTAL	67,568,067
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	5,557,023
19,000		WestRock Co., 7.650%, 3/15/2019	19,029
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	5,737,491
		TOTAL	11,313,543
		Communications - Cable & Satellite—0.9%
21,134,000		CCO Safari II LLC, 4.908%, 7/23/2025	21,914,470
9,300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	9,514,134
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,303,476
10,200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	9,822,322
7,950,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	8,201,083

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$6,610,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	$6,248,609
3,080,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,059,200
3,000,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	3,549,128
2,325,000	NBCUniversal, Inc., Sr. Unsecd. Note, 6.400%, 4/30/2040	2,867,144
7,000,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	6,638,493
	TOTAL	76,118,059
	Communications - Media & Entertainment—0.9%
7,088,000	21st Century Fox America, Inc., 6.750%, 1/9/2038	9,375,448
600,000	21st Century Fox America, Inc., Sr. Note, 6.900%, 8/15/2039	805,096
15,000,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	15,253,322
5,200,000	CBS Corp., 4.900%, 8/15/2044	4,937,839
4,170,000	CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	3,888,199
4,810,000	CBS Corp., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	4,582,825
5,210,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	5,375,634
3,445,000	Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	3,577,816
4,510,000	Fox Corp., Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	4,780,359
11,850,000	Grupo Televisa S.A., 6.625%, 3/18/2025	13,224,394
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	1,924,294
1,700,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	1,738,221
	TOTAL	69,463,447
	Communications - Telecom Wireless—0.6%
2,970,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	3,042,627
3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	3,712,322
5,550,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	5,556,419
4,940,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	4,775,596
8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	8,578,133
2,370,000	Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,390,243
5,500,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	5,134,447
10,005,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	10,044,154
5,630,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	5,384,400
	TOTAL	48,618,341
	Communications - Telecom Wirelines—1.1%
3,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	2,925,821
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	1,973,337
1,150,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	1,153,940
9,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	8,744,989
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,144,739
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,447,109
6,100,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	5,811,632
12,000,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	11,543,075
2,000,000	Qtel International Finance Ltd., Company Guarantee, 144A, 4.750%, 2/16/2021	2,054,700
5,240,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,461,714
5,000,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.570%, 4/27/2023	5,213,775
3,925,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	3,765,689
4,525,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	4,517,018
5,740,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,263,476
5,250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	5,469,282
7,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	6,880,085
5,346,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	5,216,764

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$3,900,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	$4,235,607
	TOTAL	88,822,752
	Consumer Cyclical - Automotive—0.8%
2,400,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,271,331
4,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.815%, 11/2/2027	3,401,555
5,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.134%, 8/4/2025	4,572,104
8,680,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	8,556,347
5,540,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,364,528
2,790,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	2,876,168
5,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.250%, 3/1/2026	5,327,423
3,400,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.600%, 3/19/2020	3,369,622
7,620,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	7,335,137
2,700,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,663,825
3,045,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	3,085,991
14,650,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	14,926,148
	TOTAL	64,750,179
	Consumer Cyclical - Gaming—0.0%
250,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	258,922
	Consumer Cyclical - Leisure—0.1%
7,904,191	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	8,153,320
	Consumer Cyclical - Retailers—1.3%
5,000,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	5,135,113
6,790,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	6,449,355
5,520,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	5,449,079
7,000,000	CVS Health Corp., 2.750%, 12/1/2022	6,837,114
359,069	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	371,663
1,750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	1,741,793
2,500,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,328,193
5,035,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	5,029,709
2,430,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	2,434,020
12,745,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	12,648,310
1,760,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,741,566
4,670,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	4,758,224
9,180,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	9,109,824
2,300,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,217,012
12,000,000	Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	12,457,366
2,540,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,616,036
2,370,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,311,022
6,150,000	Tiffany & Co., Sr. Unsecd. Note, 3.800%, 10/1/2024	6,198,796
8,345,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	7,438,853
10,400,000	WalMart, Inc., 2.550%, 4/11/2023	10,313,333
	TOTAL	107,586,381
	Consumer Cyclical - Services—0.6%
10,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	10,104,278
5,130,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,060,788
5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	4,993,811
2,100,000	Boston University, Series MTNA, 7.625%, 7/15/2097	2,623,487
6,700,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	6,720,910
11,250,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	11,339,438

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$2,340,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	$2,752,712
4,420,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,266,056
3,300,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,309,257
	TOTAL	51,170,737
	Consumer Non-Cyclical - Food/Beverage—2.4%
11,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 144A, 4.900%, 2/1/2046	10,607,094
1,390,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,339,900
6,960,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	6,248,975
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	2,893,757
1,000,000	Coca-Cola Company, Sr. Unsecd. Note, 3.300%, 9/1/2021	1,014,819
7,000,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	7,140,272
5,000,000	Constellation Brands, Inc., 4.250%, 5/1/2023	5,153,805
13,640,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	14,040,109
6,100,000	Danone SA, Sr. Unsecd. Note, 144A, 2.589%, 11/2/2023	5,903,006
7,030,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	6,626,747
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	4,861,892
8,000,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,079,716
2,930,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	2,781,923
9,610,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	9,033,517
3,250,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,247,973
8,100,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	8,302,319
6,740,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	6,563,820
2,810,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	2,669,727
10,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	9,852,523
9,690,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	8,042,984
2,845,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.057%, 5/25/2023	2,878,235
3,140,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	3,198,916
11,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	10,551,929
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	5,149,800
10,000,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	8,506,551
6,945,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	6,727,106
6,100,000	PepsiCo, Inc., 2.750%, 4/30/2025	6,012,190
2,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.850%, 4/30/2020	1,981,455
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	181,060
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	234,526
9,759,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	8,841,427
1,450,000	Tyson Foods, Inc., 5.150%, 8/15/2044	1,408,263
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	1,893,901
2,650,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.900%, 9/28/2023	2,691,032
3,850,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	3,732,805
	TOTAL	188,394,074
	Consumer Non-Cyclical - Health Care—0.1%
3,035,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	3,020,575
4,750,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,833,045
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,692,266
	TOTAL	9,545,886
	Consumer Non-Cyclical - Pharmaceuticals—1.3%
5,128,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	5,201,186
9,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	9,938,270

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	$2,030,364
7,410,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,230,891
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	6,635,535
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,038,983
5,050,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,038,923
5,250,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	5,256,614
2,455,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,359,722
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,302,621
3,425,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,434,933
9,100,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	8,926,457
3,000,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	2,697,968
2,475,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	2,446,045
4,315,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	4,320,601
6,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.700%, 4/1/2024	6,111,307
1,000,000	Johnson & Johnson, 5.950%, 8/15/2037	1,265,232
1,900,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	1,858,113
10,560,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	8,794,514
7,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/1/2046	5,073,372
	TOTAL	102,961,651
	Consumer Non-Cyclical - Products—0.2%
3,060,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	2,901,402
3,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.350%, 3/15/2040	3,943,057
500,000	Procter & Gamble Co., 2.300%, 2/6/2022	494,914
5,630,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	5,299,379
	TOTAL	12,638,752
	Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000	Kroger Co., Bond, 6.900%, 4/15/2038	3,452,440
7,800,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	6,903,472
	TOTAL	10,355,912
	Consumer Non-Cyclical - Tobacco—0.3%
3,375,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	3,374,920
9,075,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	9,084,579
5,335,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	5,385,278
5,450,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	5,201,165
	TOTAL	23,045,942
	Energy - Independent—1.0%
9,610,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	10,278,382
3,930,000	Apache Corp., Sr. Unsecd. Note, 3.250%, 4/15/2022	3,896,385
9,000,000	Apache Corp., Sr. Unsecd. Note, 4.750%, 4/15/2043	8,175,317
7,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	6,853,076
12,630,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	12,684,506
12,625,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	12,200,811
1,480,000	EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,488,992
5,000,000	EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,898,730
14,150,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	13,966,581
4,420,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	4,463,231
610,000	XTO Energy, Inc., 6.750%, 8/1/2037	799,078
	TOTAL	79,705,089

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Integrated—1.2%
$2,485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	$2,426,081
8,000,000	BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,118,878
10,000,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	10,027,168
100,000	BP PLC, Deb., 8.750%, 3/1/2032	144,010
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	4,901,737
3,400,000	Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,435,713
4,000,000	Conoco, Inc., 7.250%, 10/15/2031	5,259,164
6,305,000	Husky Energy, Inc., 4.000%, 4/15/2024	6,340,141
5,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	5,063,029
4,000,000	Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	4,935,313
7,800,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	7,840,950
14,400,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	14,349,600
900,000	Shell International Finance B.V., 4.300%, 9/22/2019	908,168
3,770,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,665,285
3,025,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,026,559
14,000,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	14,497,366
	TOTAL	94,939,162
	Energy - Midstream—1.2%
2,220,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/1/2027	2,186,328
4,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,110,076
2,400,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	2,606,991
10,000,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,410,768
4,270,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	4,436,978
5,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	4,691,275
6,250,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	6,390,727
1,110,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	1,138,668
400,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 9/15/2020	412,476
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,758,729
5,870,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,665,660
4,960,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	5,010,033
3,220,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,122,455
5,910,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	5,797,675
5,200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	4,632,750
8,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	8,093,240
4,710,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,531,093
3,850,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,737,426
5,700,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	5,716,275
1,330,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,346,185
7,500,000	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	7,187,593
2,760,000	Williams Partners LP, Sr. Unsecd. Note, 5.250%, 3/15/2020	2,818,391
	TOTAL	96,801,792
	Energy - Oil Field Services—0.2%
2,380,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,391,681
9,600,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	9,691,015
250,000	Weatherford International Ltd., 5.125%, 9/15/2020	210,000
5,050,000	Weatherford International Ltd., 9.875%, 3/1/2039	3,282,500
2,910,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 4/15/2042	1,738,725
	TOTAL	17,313,921

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Refining—0.4%
$8,000,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	$7,920,229
10,200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	9,801,343
4,020,000	Valero Energy Corp., 7.500%, 4/15/2032	5,000,441
12,000,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	12,237,062
	TOTAL	34,959,075
	Financial Institution - Banking—5.0%
9,995,000	American Express Co., 2.650%, 12/2/2022	9,853,140
7,210,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	7,301,288
1,460,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,409,940
6,200,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	6,120,483
3,690,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	3,629,180
7,500,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 1/11/2023	7,528,529
5,400,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,287,990
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	9,579,091
8,440,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	8,409,328
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,669,547
500,000	Bank of America Corp., Sub. Note, 5.490%, 3/15/2019	500,411
3,500,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,501,078
6,840,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	6,832,066
1,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,640,741
10,250,000	Branch Banking & Trust Co., Sub. Note, 3.800%, 10/30/2026	10,316,921
4,200,000	Capital One Bank, Series BKNT, 2.950%, 7/23/2021	4,164,149
2,100,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,072,265
2,160,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,172,632
7,940,000	Citigroup, Inc., 4.125%, 7/25/2028	7,814,500
3,000,000	Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	2,949,244
3,970,000	Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	3,922,071
10,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	9,968,575
7,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	6,917,950
5,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	4,983,841
9,260,000	Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	9,603,494
5,000,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	4,973,867
13,600,000	Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	13,681,709
2,850,000	City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	2,936,214
6,770,000	Comerica, Inc., 3.800%, 7/22/2026	6,647,895
6,980,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,794,413
500,000	Credit Suisse Group AG, Sub. Note, 5.400%, 1/14/2020	509,528
1,530,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.300%, 3/1/2019	1,530,000
7,540,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	7,622,515
4,060,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	3,978,449
5,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	5,667,287
2,100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,057,918
2,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,160,066
12,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	11,558,046
6,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	5,815,334
5,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	4,943,184
8,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,794,349
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	523,423
1,300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,388,523

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	$2,382,751
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	9,942,216
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	4,877,168
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,459,243
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,601,138
3,000,000	[1]	JPMorgan Chase & Co., 3.910% (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021	2,993,100
3,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.972%, 1/15/2023	3,481,850
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	1,961,382
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	7,258,253
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	9,816,768
9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	8,993,687
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	10,406,311
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,003,524
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,589,046
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	4,921,465
2,185,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 3.266% (3-month USLIBOR +0.640%), 12/1/2021	2,174,102
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	11,821,594
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/24/2020	1,548,943
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/28/2021	526,495
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.176% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	1,945,000
10,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	9,780,264
5,000,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	5,260,730
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,409,082
5,000,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 12/9/2021	4,933,006
5,100,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,019,563
278,791	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	97,953
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	3,072,552
3,310,000		SunTrust Bank, Inc., Sub. Note, 3.300%, 5/15/2026	3,223,725
3,850,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	3,841,571
4,000,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,126,477
500,000		SunTrust Bank, Inc., Sub. Note, 6.000%, 2/15/2026	555,450
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	8,017,783
18,650,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	18,422,936
		TOTAL	402,196,302
		Financial Institution - Broker/Asset Mgr/Exchange—0.8%
7,925,000		Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	8,136,735
2,645,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,431,611
6,740,000		FMR LLC, Sr. Unsecd. Note, 144A, 5.350%, 11/15/2021	7,083,431
2,300,000		FMR LLC, Sr. Unsecd. Note, 144A, 7.490%, 6/15/2019	2,327,449
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	2,772,914
3,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,903,629
1,190,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,260,980
4,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 7/15/2019	4,117,110
3,265,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,398,504
3,580,000		Stifel Financial Corp., 4.250%, 7/18/2024	3,612,059
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	4,894,007
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,122,933
5,085,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,255,035
		TOTAL	61,316,397

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—0.5%
$6,500,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	$6,596,495
1,235,000	Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	1,280,333
3,140,000	Discover Financial Services, 5.200%, 4/27/2022	3,287,639
3,975,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,001,361
12,753,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	11,539,250
250,000	International Lease Finance Corp., 5.875%, 8/15/2022	265,978
7,520,000	Macquarie Group Ltd., Sr. Unsecd. Note, 144A, 6.000%, 1/14/2020	7,707,224
743,000	Susa Partnership LP, Deb., 7.500%, 12/1/2027	842,902
	TOTAL	35,521,182
	Financial Institution - Insurance - Health—0.3%
6,250,000	Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 4.125%, 11/15/2025	6,350,036
6,250,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	6,329,940
1,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.700%, 7/15/2020	1,000,504
6,705,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	6,891,085
2,295,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2045	2,500,110
	TOTAL	23,071,675
	Financial Institution - Insurance - Life—1.4%
3,600,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	4,700,628
10,000,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,197,881
11,000,000	American International Group, Inc., 4.500%, 7/16/2044	10,106,226
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,649,101
2,500,000	American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,621,791
7,780,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	9,995,530
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	2,936,469
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	7,569,884
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,282,466
10,000,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	9,451,549
100,000	MetLife, Inc., Sr. Unsecd. Note, 4.750%, 2/8/2021	103,195
11,450,000	Northwestern Mutual Life Insurance Co., Sub. Note, 144A, 6.063%, 3/30/2040	14,158,532
5,060,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	4,518,436
3,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	3,627,698
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	2,782,524
5,450,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	5,194,345
2,190,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,184,835
8,000,000	Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	8,478,545
1,050,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,309,660
430,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	435,477
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,468,451
	TOTAL	108,773,223
	Financial Institution - Insurance - P&C—0.7%
1,000,000	Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,135,932
3,500,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,465,361
3,700,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	3,499,628
7,620,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	7,903,450
4,350,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,340,637
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,718,139
1,000,000	Cincinnati Financial Corp., 6.920%, 5/15/2028	1,208,174
4,930,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	4,795,505
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	2,987,032

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$1,103,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	$1,121,869
12,862,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	13,042,874
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	10,079,963
	TOTAL	57,298,564
	Financial Institution - REIT - Apartment—0.5%
12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	11,909,064
3,745,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	3,793,134
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,117,145
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,895,683
2,100,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	2,166,668
9,900,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	9,942,695
2,100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	2,016,826
	TOTAL	38,841,215
	Financial Institution - REIT - Healthcare—0.5%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,029,208
3,400,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,401,251
2,640,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2021	2,709,922
5,350,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,539,886
8,260,000	Healthcare Trust of America, 3.700%, 4/15/2023	8,221,858
3,200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	3,083,914
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	4,728,244
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,561,469
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,532,061
	TOTAL	36,807,813
	Financial Institution - REIT - Office—0.2%
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	3,038,951
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,188,124
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	3,098,295
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,189,539
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.850%, 2/1/2023	4,070,941
	TOTAL	17,585,850
	Financial Institution - REIT - Other—0.3%
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,115,169
2,665,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	2,720,319
5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.750%, 11/1/2025	5,128,773
4,000,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	4,178,700
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	10,282,367
	TOTAL	27,425,328
	Financial Institution - REIT - Retail—0.4%
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,133,812
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	1,526,348
3,840,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	3,773,251
7,000,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	7,041,950
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,340,084
3,910,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,551,724
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,571,516
	TOTAL	29,938,685
	Municipal Services—0.0%
761,926	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	836,622

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Municipal Services—continued
$1,465,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	$1,647,434
	TOTAL	2,484,056
	Sovereign—0.1%
3,900,000	Corp Andina De Fomento, Note, 8.125%, 6/4/2019	3,953,430
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,940,700
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,562,496
	TOTAL	10,456,626
	Technology—2.3%
5,605,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	5,644,878
2,000,000	Apple, Inc., 3.450%, 5/6/2024	2,043,623
16,000,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	15,706,838
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	6,762,213
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	10,106,792
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	6,938,519
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,072,134
4,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.200%, 2/28/2021	3,961,184
250,000	Corning, Inc., 4.250%, 8/15/2020	253,349
9,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	10,135,427
10,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	10,699,424
4,350,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	4,229,290
3,025,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	3,024,856
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,544,645
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	6,630,686
8,470,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	8,519,002
400,000	IBM Corp., 1.875%, 5/15/2019	399,418
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	4,794,223
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	3,420,591
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,178,532
5,630,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	5,768,794
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	6,110,281
3,400,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	3,418,410
3,266,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	3,248,811
2,546,000	Microsoft Corp., 3.500%, 11/15/2042	2,419,891
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,517,173
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,013,349
7,420,000	Microsoft Corp., Sr. Unsecd. Note, 3.950%, 8/8/2056	7,295,187
4,890,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	4,850,591
7,000,000	Oracle Corp., 6.500%, 4/15/2038	8,976,671
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	4,939,073
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,021,450
5,430,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	5,440,759
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,018,778
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,788,453
2,485,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,492,528
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,107,562
	TOTAL	186,493,385
	Transportation - Railroads—0.3%
1,898,000	Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	1,904,040
1,180,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,192,719

Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$1,368,000	CSX Transportation, Inc., Sr. Unsecd. Note, 9.750%, 6/15/2020	$1,481,120
5,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	4,841,460
1,850,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,356,319
5,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	5,810,864
4,660,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	4,663,714
	TOTAL	22,250,236
	Transportation - Services—0.5%
2,690,000	Enterprise Rent-A-Car USA Finance Co., Sr. Note, 144A, 5.250%, 10/1/2020	2,769,872
6,325,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	6,846,705
16,750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	16,623,050
3,125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.250%, 9/1/2021	3,039,729
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	7,950,427
2,940,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	2,948,580
	TOTAL	40,178,363
	Utility - Electric—2.2%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,172,792
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	2,925,481
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,101,484
3,760,000	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	3,800,445
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,605,479
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	10,788,621
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	3,559,718
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	507,540
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,003,630
11,100,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	10,706,894
5,885,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	6,142,118
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	3,783,348
15,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	15,326,251
4,900,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	4,908,402
3,330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	3,348,207
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	567,572
6,955,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	6,762,569
7,100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,166,327
4,012,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	3,912,976
9,760,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	9,123,048
5,400,000	Gulf Power Co., 4.550%, 10/1/2044	5,489,635
1,250,000	Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,253,298
2,960,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 3.650%, 8/15/2025	2,972,948
4,130,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	4,033,439
1,325,000	MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	1,582,621
8,040,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	7,902,355
4,970,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	4,855,223
2,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	1,984,329
5,000,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	4,517,758
2,685,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	2,598,645
250,000	Northern States Power Co., MN, 7.125%, 7/1/2025	301,149
1,390,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	1,399,478
2,412,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	2,458,841
5,900,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	6,061,242

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Electric—continued
$500,000		Public Service Co., CO, 1st Mtg. Bond, 5.125%, 6/1/2019	$502,770
7,550,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	7,205,082
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	1,772,660
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,388,006
5,700,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.550%, 6/15/2025	5,713,781
		TOTAL	174,206,162
		Utility - Natural Gas—0.5%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	578,574
1,290,000		Atmos Energy Corp., 8.500%, 3/15/2019	1,292,344
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,189,008
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	3,766,135
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,671,097
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	5,806,232
6,500,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	6,113,737
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	5,161,128
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,308,962
2,380,000		Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,373,626
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	7,347,515
		TOTAL	39,608,358
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,575,330
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,766,439,186)	2,767,854,537
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
5,148		FNMA ARM, 4.281%, 1/1/2033	5,372
		Government National Mortgage Association—0.0%
434		GNMA ARM, 4.125%, 10/20/2025	440
1,597		GNMA ARM, 3.625%, 5/20/2028	1,625
		TOTAL	2,065
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,401)	7,437
		ASSET-BACKED SECURITIES—0.3%
		Auto Receivables—0.2%
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	5,001,921
1,867,471	[1]	Chesapeake Funding II LLC 2016-2A, Class A2, 3.488% (1-month USLIBOR +1.000%), 6/15/2028	1,872,010
4,024,209		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	4,024,017
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	4,004,245
5,000,000		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.170%, 4/17/2023	4,993,818
		TOTAL	19,896,011
		Financial Institution - Finance Companies—0.0%
92,820		Countrywide Home Loan, Inc., 2007-J1, Class 2A1, 6.000%, 2/25/2037	63,110
		Student Loans—0.1%
1,681,013	[1]	SLMA 2013-B A2B, Class A2B, 3.588% (1-month USLIBOR +1.100%), 6/17/2030	1,684,874
2,291,192		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	2,290,373
2,021,368		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	2,014,669
		TOTAL	5,989,916
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $26,058,620)	25,949,037

Principal Amount or Shares			Value in U.S. Dollars
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.5%
		Agency Commercial Mortgage-Backed Securities—0.2%
$11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	$11,718,749
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045	6,187,643
		TOTAL	17,906,392
		Commercial Mortgage—2.3%
4,359,000		Bank 2017-BNK5, Class A5, 3.390%, 6/15/2060	4,315,274
6,425,000		Bank 2017-BNK8, Class A4, 3.488%, 11/15/2050	6,397,958
17,600,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	18,531,566
4,500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	4,787,318
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	8,967,461
29,700,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	30,942,381
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,483,849
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,110,390
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,849,557
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,223,443
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	5,363,492
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,795,301
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,488,158
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	4,491,033
523,000		GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	540,449
8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.508%, 9/10/2047	8,225,074
5,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	5,465,920
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,100,188
5,400,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	5,471,360
9,350,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	9,425,284
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.468%, 4/10/2046	4,229,655
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,340,587
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,315,644
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,099,618
		TOTAL	183,960,960
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $203,762,748)	201,867,352
		U.S. TREASURIES—16.2%
		U.S. Treasury Bonds—4.8%
25,160,000		United States Treasury Bond, 2.500%, 2/15/2045	22,525,909
37,250,000		United States Treasury Bond, 2.500%, 2/15/2046	33,218,269
31,350,000		United States Treasury Bond, 2.500%, 5/15/2046	27,934,320
119,800,000		United States Treasury Bond, 2.750%, 8/15/2042	113,511,434
40,000,000		United States Treasury Bond, 2.750%, 8/15/2047	37,437,500
16,000,000		United States Treasury Bond, 2.750%, 11/15/2047	14,962,250
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	8,691,849
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,291,194
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	1,981,197
22,000,000		United States Treasury Bond, 3.000%, 11/15/2044	21,687,800
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	1,971,531
10,750,000		United States Treasury Bond, 3.000%, 5/15/2047	10,585,055
1,425,000		United States Treasury Bond, 3.000%, 2/15/2048	1,400,953
39,850,000		United States Treasury Bond, 3.000%, 8/15/2048	39,177,531
10,000,000	[3]	United States Treasury Bond, 3.000%, 2/15/2049	9,836,719
27,950,000		United States Treasury Bond, 3.125%, 8/15/2044	28,171,023
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	6,066,244

Principal Amount or Shares			Value in U.S. Dollars
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	$4,685,844
		TOTAL	386,136,622
		U.S. Treasury Notes—11.4%
83,332,462		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2024	81,441,266
11,216,061		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	10,782,051
5,304,150		U.S. Treasury Inflation-Protected Notes, 0.250%, 1/15/2025	5,180,073
78,320,950		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	76,232,890
74,410,922		U.S. Treasury Inflation-Protected Notes, 0.500%, 1/15/2028	72,719,167
3,701,075		U.S. Treasury Inflation-Protected Notes, 0.625%, 1/15/2026	3,683,346
9,869,843		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	9,043,701
120,107,363		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	121,223,987
19,776,720		U.S. Treasury Inflation-Protected Notes, 0.875%, 2/15/2047	18,609,571
500,000		United States Treasury Note, 1.500%, 1/31/2022	486,063
5,900,000		United States Treasury Note, 1.625%, 8/31/2022	5,725,714
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	6,877,064
2,360,000		United States Treasury Note, 1.750%, 9/30/2022	2,298,753
7,980,000		United States Treasury Note, 2.000%, 4/30/2024	7,774,141
4,350,000		United States Treasury Note, 2.000%, 8/15/2025	4,194,692
5,000,000		United States Treasury Note, 2.125%, 3/31/2024	4,903,125
5,000,000		United States Treasury Note, 2.125%, 9/30/2024	4,887,461
1,065,000		United States Treasury Note, 2.250%, 11/15/2025	1,041,362
19,000,000		United States Treasury Note, 2.500%, 2/15/2022	19,002,227
20,000,000	[3]	United States Treasury Note, 2.500%, 1/31/2024	19,978,125
1,800,000		United States Treasury Note, 2.500%, 5/15/2024	1,796,456
22,500,000		United States Treasury Note, 2.500%, 1/31/2025	22,408,418
15,250,000		United States Treasury Note, 2.625%, 12/31/2023	15,320,412
15,350,000		United States Treasury Note, 2.625%, 12/31/2025	15,368,108
30,000,000	[3]	United States Treasury Note, 2.625%, 2/15/2029	29,753,907
4,700,000		United States Treasury Note, 2.750%, 8/31/2025	4,738,371
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	4,817,683
28,050,000		United States Treasury Note, 2.875%, 7/31/2025	28,509,538
39,500,000		United States Treasury Note, 2.875%, 11/30/2025	40,145,580
19,350,000	[4]	United States Treasury Note, 2.875%, 5/15/2028	19,606,302
38,980,000		United States Treasury Note, 2.875%, 8/15/2028	39,479,357
8,765,000		United States Treasury Note, 3.000%, 10/31/2025	8,973,922
194,400,000	[3]	United States Treasury Note, 3.125%, 11/15/2028	201,013,585
		TOTAL	908,016,418
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,295,984,272)	1,294,153,040
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
6,668		Federal Home Loan Mortgage Corp., Pool A53146, 5.500%, 10/1/2036	7,235
54,152		Federal Home Loan Mortgage Corp., Pool A53527, 5.500%, 10/1/2036	58,616
11,219		Federal Home Loan Mortgage Corp., Pool G02562, 6.000%, 1/1/2037	12,468
22,483		Federal Home Loan Mortgage Corp., Pool G12608, 5.000%, 4/1/2022	22,954
14,296		Federal Home Loan Mortgage Corp., Pool G13122, 5.000%, 4/1/2023	14,720
30,677		Federal Home Loan Mortgage Corp., Pool J03185, 5.500%, 8/1/2021	31,392
69,790		Federal Home Loan Mortgage Corp., Pool J05518, 5.500%, 9/1/2022	71,924
52,531		Federal Home Loan Mortgage Corp., Pool J08160, 5.000%, 12/1/2022	53,756

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$44,478	Federal Home Loan Mortgage Corp., Pool J09593, 4.500%, 5/1/2024	$45,778
	TOTAL	318,843
	Federal National Mortgage Association—0.0%
6,277	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	7,133
2,662	Federal National Mortgage Association, Pool 253299, 7.000%, 4/1/2020	2,710
94,840	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	101,071
33,956	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	37,660
27,219	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	29,471
34,612	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	38,648
24,654	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	26,727
90,339	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	100,337
14,616	Federal National Mortgage Association, Pool 840859, 5.500%, 1/1/2036	15,880
18,576	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	20,147
27,393	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	29,714
7,498	Federal National Mortgage Association, Pool 892563, 6.000%, 7/1/2036	8,289
17,237	Federal National Mortgage Association, Pool 905427, 5.000%, 11/1/2021	17,553
22,618	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	24,394
102,891	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	105,815
52,612	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	56,151
597,544	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	618,180
	TOTAL	1,239,880
	Government National Mortgage Association—0.0%
4,127	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	4,410
2,458	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	2,698
2,585	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,863
5,555	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	6,099
5,125	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	5,412
7,668	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	8,420
2,506	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,796
542	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	615
455	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	506
8,250	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	9,211
4,339	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,859
4,764	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	5,340
35,719	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	38,063
25,256	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	26,913
8,145	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	8,685
38,689	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	41,258
45,500	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	48,530
23,948	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	25,374
52,240	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	54,985
21,174	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	22,288
21,079	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	22,519
48,122	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	50,740
13,459	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	14,400
7,484	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	8,143
5,664	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	6,262
249	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	277
315	Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	346

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$1,809	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	$2,007
52	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	58
68,306	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	74,928
1,367	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	1,515
785	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	840
11,084	Government National Mortgage Association, Pool 510534, 7.500%, 10/15/2029	12,561
26,313	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	29,418
8,163	Government National Mortgage Association, Pool 520429, 4.500%, 2/15/2020	8,191
2,978	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	3,144
5,203	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	5,802
64,482	Government National Mortgage Association, Pool 561082, 6.500%, 7/15/2031	72,295
227	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	252
1,380	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	1,457
6,794	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	7,161
17,849	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	19,874
30,464	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	33,803
51,747	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	53,985
32,647	Government National Mortgage Association, Pool 619387, 6.000%, 9/15/2034	36,440
2,911	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	3,251
40,828	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	43,479
538,195	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	580,841
85,394	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	92,201
106,135	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	114,626
89,235	Government National Mortgage Association, Pool 680110, 5.000%, 4/15/2038	94,803
35,139	Government National Mortgage Association, Pool 683937, 6.000%, 2/15/2023	36,568
104,429	Government National Mortgage Association, Pool 689593, 6.000%, 7/15/2023	108,847
8,765	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	9,505
14,562	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	15,905
14,010	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	15,202
	TOTAL	1,900,971
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,252,712)	3,459,694
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
	Commercial Mortgage—0.0%
24,175	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.481%, 8/15/2039	24,243
	Federal Home Loan Mortgage Corporation—0.0%
44,139	Federal Home Loan Mortgage Corp. REMIC, Series 2922, Class QE, 5.000%, 5/15/2034	44,360
139,323	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	145,958
	TOTAL	190,318
	Federal National Mortgage Association—0.0%
21	Federal National Mortgage Association REMIC, Series 1989-35, Class G, 9.500%, 7/25/2019	21
	Government National Mortgage Association—0.0%
64,944	Government National Mortgage Association REMIC, Series 2004-27, Class PC, 5.500%, 3/20/2034	65,311
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $268,241)	279,893
	FOREIGN GOVERNMENTS/AGENCIES—0.2%
	Sovereign—0.2%
BRL 10,600,000	Brazil, Government of, Series NTNF, 10.000%, 1/1/2021	2,998,921
10,400,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	2,976,419

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
MXN 157,000,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	$7,881,837
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $13,915,546)	13,857,177
	[5]	REPURCHASE AGREEMENTS—1.5%
$96,349,625		Interest in $600,000,000 joint repurchase agreement 2.580%, dated 2/28/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $600,043,000 on 3/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/26/2046 and the market value of those underlying securities was $612,043,861.	96,349,625
20,450,000		Interest in $204,000,000 joint repurchase agreement 2.580%, dated 2/28/2019 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $204,014,620 on 3/1/2019. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $208,080,000.	20,450,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $116,799,625)	116,799,625
		INVESTMENT COMPANIES—45.6%
33,017,254		Emerging Markets Core Fund	317,295,809
12,618,306		Federated Bank Loan Core Fund	125,299,780
61,563,314		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.55%[6]	61,581,783
235,590,612		Federated Mortgage Core Portfolio	2,266,381,682
41,034,990		Federated Project and Trade Finance Core Fund	371,366,659
82,594,848		High Yield Bond Portfolio	512,914,009
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,616,330,022)	3,654,839,722
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $8,065,244,271)	8,104,271,672
		OTHER ASSETS AND LIABILITIES - NET— (1.1)%[7]	(89,320,385)
		TOTAL NET ASSETS—100%	$8,014,951,287
At February 28, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[8]United States Treasury Note 2-Year Long Futures	9,720	$2,062,538,433	June 2019	$(1,108,423)
[8]United States Treasury Note 5-Year Long Futures	2,764	$316,650,750	June 2019	$(480,919)
[8]United States Treasury Note 10-Year Short Futures	2,239	$273,158,000	June 2019	$1,061,984
[8]United States Treasury Note 10-Year Ultra Short Futures	5,836	$755,488,438	June 2019	$3,890,386
[8]United States Treasury Bond Ultra Short Futures	754	$120,333,688	June 2019	$1,713,147
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$5,076,175
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,822,409,256 and $1,071,210,027, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/5/2019	Bank of America N.A.	13,518,000 CAD	$10,270,944	$2,420
3/5/2019	Bank of America N.A.	130,662,900 NOK	$15,368,309	$(97,267)
7/30/2019	Barclays Bank PLC Wholesale	5,400,000 AUD	$3,838,875	$182
7/30/2019	Barclays Bank PLC Wholesale	21,700,000 AUD	$15,790,005	$(362,686)
7/30/2019	Barclays Bank PLC Wholesale	22,000,000 AUD	$15,627,040	$13,560
7/30/2019	Credit Agricole CIB	6,914,383 CAD	$5,200,000	$72,118
7/30/2019	Credit Agricole CIB	20,700,000 CAD	$15,819,278	$(35,825)
7/30/2019	Credit Agricole CIB	21,000,000 CAD	$15,787,990	$224,209
7/30/2019	BNP Paribas SA	300,000,000 MXN	$15,281,057	$(65,933)
7/30/2019	Morgan Stanley	33,300,000 NOK	$3,907,998	$6,653
7/30/2019	Morgan Stanley	133,000,000 NOK	$15,601,173	$33,926
7/30/2019	Morgan Stanley	133,000,000 NOK	$15,902,071	$(266,971)
7/30/2019	Morgan Stanley	5,675,000 NZD	$3,849,846	$25,606
7/30/2019	Barclays Bank PLC Wholesale	22,900,000 NZD	$15,904,966	$(266,578)
7/30/2019	Morgan Stanley	23,000,000 NZD	$15,605,339	$101,339
Contracts Sold:
3/5/2019	Bank of America N.A	13,518,000 CAD	$10,204,382	$(68,982)
3/5/2019	Bank of America N.A	130,662,900 NOK	$15,313,105	$42,063
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(642,166)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,653,480 and $2,400,158, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
Affiliates	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	34,493,187	4,393,175	(5,869,108)
Federated Bank Loan Core Fund	15,523,685	2,093,997	(4,999,376)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	40,853,969	378,158,391	(357,449,046)
Federated Mortgage Core Portfolio	229,238,027	14,677,246	(8,324,661)
Federated Project and Trade Finance Core Fund	40,538,227	496,763	—
High Yield Bond Portfolio	80,920,942	7,994,814	(6,320,908)
TOTAL OF AFFILIATED TRANSACTIONS	441,568,037	407,814,386	(382,963,099)

Balance of Shares Held 2/28/2019*	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
33,017,254	$317,295,809	$19,090,933	$(4,867,340)	$4,993,293
12,618,306	$125,299,780	$1,493,067	$(2,154,452)	$1,716,214
61,563,314	$61,581,783	$13,906	$2,758	$551,525
235,590,612	$2,266,381,682	$39,071,109	$(2,081,165)	$19,615,177
41,034,990	$371,366,659	$(812,591)	$—	$4,497,530
82,594,848	$512,914,009	$15,164,415	$(722,104)	$8,092,373
466,419,324	$3,654,839,722	$74,020,839	$(9,822,303)	$39,466,112
*	At February 28, 2019, the Fund owns a majority of the outstanding shares of beneficial interest of each of Federated Mortgage Core Portfolio and Federated Project and Trade Finance Core Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$113,441,219	$116,799,625
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$ 25,204,158	$—	$ 25,204,158
Corporate Bonds	—	2,767,756,584	97,953	2,767,854,537
Adjustable Rate Mortgages	—	7,437	—	7,437
Asset-Backed Securities	—	25,949,037	—	25,949,037
Commercial Mortgage-Backed Securities	—	201,867,352	—	201,867,352
U.S. Treasuries	—	1,294,153,040	—	1,294,153,040
Mortgage-Backed Securities	—	3,459,694	—	3,459,694
Collateralized Mortgage Obligations	—	279,893	—	279,893
Foreign Governments/Agencies	—	13,857,177	—	13,857,177
Repurchase Agreements	—	116,799,625	—	116,799,625
Investment Companies[1]	61,581,783	—	—	3,654,839,722
TOTAL SECURITIES	$61,581,783	$4,449,333,997	$97,953	$8,104,271,672
Other Financial Instruments
Assets
Futures Contracts	$6,665,517	$—	$—	$6,665,517
Foreign Exchange Contracts	—	522,076	—	522,076
Liabilities
Futures Contracts	(1,589,342)	—	—	(1,589,342)
Foreign Exchange Contracts	—	(1,164,242)	—	(1,164,242)
TOTAL OTHER FINANCIAL INSTRUMENTS	$5,076,175	$(642,166)	$—	$4,434,009
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $3,593,257,939 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Security
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019